Net Loss Per Share Attributable to Common Shareholders - Schedule of Calculation of Basic and Diluted Net Loss Per Share (Detail) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Numerator:
Net loss	$ (11,614)	$ (6,587)	$ (7,592)	$ (3,173)	$ (10,807)
Deemed dividends to preferred stockholders		(12,590)	(21,129)	(23,618)	(21,597)
Net loss attributable to common shareholders	$ (11,614)	$ (19,177)	$ (28,721)	$ (26,791)	$ (32,404)
Denominator
Basic	85,984,103	47,567,048	52,339,804	45,933,218	43,929,159
Weighted average shares outstanding Basic and diluted	85,984,103	47,567,048
Diluted	85,984,103	47,567,048	52,339,804	45,933,218	43,929,159
Net loss attributable to common shareholders
Basic and diluted	$ (0.14)	$ (0.40)
Basic	(0.14)	(0.40)	$ (0.55)	$ (0.58)	$ (0.74)
Diluted	$ (0.14)	$ (0.40)	$ (0.55)	$ (0.58)	$ (0.74)